FULBRIGHT & JAWORSKI L.L.P.
A REGISTERED LIMITED LIABILITY PARTNERSHIP
666 FIFTH AVENUE, 31ST FLOOR
NEW YORK, NEW YORK 10103-3198
WWW.FULBRIGHT.COM

JDANIELS@FULBRIGHT.COM DIRECT DIAL: (212) 318-3322	TELEPHONE: (212) 318-3000 FACSIMILE: (212) 318-3400
August 24, 2009
VIA EDGAR AND FEDEX
Ms. Jennifer Hardy
Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 7010
Washington, D.C. 20549-3561

Re:	Mistras Group, Inc. Registration Statement on Form S-1 Filed June 10, 2008 File No. 333-151559
Dear Ms. Hardy:
     On behalf of Mistras Group, Inc. (the “Registrant”), we hereby submit to you Amendment No. 3 (“Amendment No. 3”) to the Registrant’s above-referenced Registration Statement on Form S-1. We have marked the enclosed Amendment No. 3 to show changes from the prior amendment.
     If you have any questions or need any further assistance in connection with this filing, please feel free to contact Sheldon Nussbaum at (212) 318-3254 or the undersigned at (212) 318-3322.

Very truly yours,

/s/ Joseph F. Daniels

Joseph F. Daniels
Enclosures

cc:	Mindy Hooker, Staff Accountant
Anne McConnell, Staff Accountant
Craig Slivka, Staff Attorney
Sotirios J. Vahaviolos, Mistras Group, Inc.
Pete Peterik, Mistras Group, Inc.
Andrew C. Freedman, Esq., Fulbright & Jaworski L.L.P.
Sheldon G. Nussbaum, Esq., Fulbright & Jaworski L.L.P.
Donald G. Ainscow, Esq., Fulbright & Jaworski L.L.P.